GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012 Entity Segment	Jan. 01, 2012	Jan. 02, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reportable segments	2
Number of reporting units	2
Amortization expense for intangible assets	$ 1,090	$ 631	$ 101
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	960
2014	829
2015	817
2016	809
2017	$ 809